ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2016, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99%**	Construction of the cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

Chinacache Ireland Limited (“Chinacache IE”)	November 18, 2013	Ireland	100%	Provision of Content and Application Delivery services

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99%**	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	99%**	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)	August 15, 2014	The PRC	99%**	IT system integration, electronic equipment

ChinaCache Networks Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%	Provision of Content and Application Delivery services

ChinaCache Assets LLC (“CCAL”)	August 10, 2016	United States of America	100%	Real estate management

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*          The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two employees of the Company, respectively (collectively the “Nominee Shareholders”).

**        On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, Beijing Shou Ming, Beijing Shuo Ge and Beijing Zhao Du, decreased from 100% as of December 31, 2014 to 99% as of December 31, 2015 and 2016).

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2015	2016
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	426,754	64,909	9,349
Accounts receivable (net of allowance for doubtful accounts of RMB54,171 and RMB63,266 (US$9,112) as of December 31, 2015 and 2016, respectively)	185,310	115,774	16,675
Prepaid expenses and other current assets	16,316	37,679	5,427
Deferred tax assets	15,833	—	—
Amounts due from inter-companies(1)	69,709	8,209	1,182

Total current assets	713,922	226,571	32,633

Non-current assets:
Property and equipment, net	428,943	—	—
Intangible assets, net	10,635	—	—
Long term investments	16,103	10,503	1,513
Deferred tax assets	9,744	—	—
Long term deposits and other non-current assets	59,256	36,470	5,253

Total non-current assets	524,681	46,973	6,766

TOTAL ASSETS	1,238,603	273,544	39,399

	As of December 31,
	2015	2016
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Short-term loan	—	29,311	4,222
Accounts payable	202,223	298,231	42,954
Accrued employee benefits	33,151	36,159	5,208
Accrued expenses and other payables	61,195	30,933	4,455
Income tax payable	6,884	6,121	882
Liabilities for uncertain tax positions	6,006	4,689	675
Amounts due to inter-companies(1)	375,054	281,400	40,530
Amount due to a subsidiary held for sale (2)	297,935	12,606	1,816
Current portion of capital lease obligations	69,918	72,614	10,459
Deferred government grant	16,360	13,000	1,872

Total current liabilities	1,068,726	785,064	113,073

Non-current liabilities:
Non-current portion of capital lease obligations	104,213	43,951	6,330
Deferred government grant	8,439	11,208	1,614

Total non-current liabilities	112,652	55,159	7,944

Total liabilities	1,181,378	840,223	121,017

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to a subsidiary held for sale is discussed in Note 9.

	For the Years Ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
- Third party customers	1,189,247	1,048,454	658,475	94,840
- Inter-companies	120,783	234,333	321,161	46,257
Net profit (loss)	15,146	(2,503)	(627,544)	(90,385)

	For the Years Ended December 31,
	2014	2015	2016
	RMB’000	RMB’000	RMB’000	US$’000

Net cash provided by (used in) operating activities	252,790	398,301	(292,806)	(42,173)
Net cash used in investing activities	(184,318)	(81,448)	(15,240)	(2,195)
Net cash used in financing activities	(4,432)	(31,539)	(53,798)	(7,749)